Schedule of Investments
The 3D Printing ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.9%

Aerospace & Defense - 1.8%
Aerojet Rocketdyne Holdings, Inc.*	14,615	$473,818
Hexcel Corp.	2,369	79,314
Moog, Inc., Class A	8,877	553,836
Total Aerospace & Defense		1,106,968

Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	3,391	532,760

Auto Components - 1.0%
Cie Generale des Etablissements Michelin SCA (France)	5,451	588,124

Chemicals - 0.8%
Arkema SA (France)	799	78,241
DuPont de Nemours, Inc.	1,470	83,614
Eastman Chemical Co.	1,013	81,891
Evonik Industries AG (Germany)	3,225	77,636
Koninklijke DSM NV (Netherlands)	513	82,121
Toray Industries, Inc. (Japan)	18,808	84,505
Total Chemicals		488,008

Electrical Equipment - 1.4%
AMETEK, Inc.	7,704	756,533
SGL Carbon SE (Germany)*	25,347	80,590
Siemens Energy AG (Germany)*	74	1,620
Total Electrical Equipment		838,743

Electronic Equipment, Instruments & Components - 12.5%
FARO Technologies, Inc.*	13,136	791,313
Hexagon AB, Class B (Sweden)*	11,103	811,538
Renishaw PLC (United Kingdom)*	44,856	3,251,319
Trimble, Inc.*	55,031	2,648,642
Total Electronic Equipment, Instruments & Components		7,502,812

Health Care Equipment & Supplies - 9.7%
Align Technology, Inc.*	2,482	1,057,531
Medtronic PLC	5,420	545,089
NuVasive, Inc.*	10,886	483,665
Straumann Holding AG (Switzerland)	3,126	3,259,126
Stryker Corp.	2,597	524,620
Total Health Care Equipment & Supplies		5,870,031

Industrial Conglomerates - 2.1%
3M Co.	515	82,379
General Electric Co.	84,512	627,079
Siemens AG (Germany)	4,487	526,235
Total Industrial Conglomerates		1,235,693

Machinery - 16.0%
ExOne Co. (The)*	268,454	2,697,963
Lincoln Electric Holdings, Inc.	5,810	591,574
OC Oerlikon Corp. AG (Switzerland)	74,539	518,225
Proto Labs, Inc.*	23,120	2,730,010
Sandvik AB (Sweden)*	4,498	80,119
SLM Solutions Group AG (Germany)*	256,183	3,043,297
Total Machinery		9,661,188

Metals & Mining - 2.3%
Allegheny Technologies, Inc.*	9,350	86,114
Arconic Corp.*	25,455	553,392
Carpenter Technology Corp.	4,669	81,614
Kaiser Aluminum Corp.	9,186	578,075
voestalpine AG (Austria)	3,113	86,469
Total Metals & Mining		1,385,664

Professional Services - 0.9%
Bertrandt AG (Germany)	15,537	532,901

Semiconductors & Semiconductor Equipment - 0.8%
Ultra Clean Holdings, Inc.*	23,607	502,593

Software - 30.3%
Altair Engineering, Inc., Class A*	62,705	2,698,196
ANSYS, Inc.*	8,174	2,487,921
Autodesk, Inc.*	11,366	2,677,148
Dassault Systemes SE (France)	15,586	2,660,201
Materialise NV (Belgium)*(a)	68,323	2,320,932
Microsoft Corp.	13,054	2,643,043
PTC, Inc.*	32,667	2,740,108
Total Software		18,227,549

Technology Hardware, Storage & Peripherals - 18.4%
3D Systems Corp.*	499,358	2,841,347
HP, Inc.	171,126	3,073,423
MGI Digital Graphic Technology (France)*	60,563	2,793,164
Stratasys Ltd.*	180,067	2,301,256
Xerox Holdings Corp.	4,344	75,499
Total Technology Hardware, Storage & Peripherals		11,084,689
Total Common Stocks (Cost $54,308,610)		59,557,723

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $92,924)	818	79,568

MONEY MARKET FUND–1.0%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (b) (Cost $600,364)	600,364	600,364
Total Investments–100.0% (Cost $55,001,898)		60,237,655
Liabilities in Excess of Other Assets–(0.0)%(c)		(7,076)
Net Assets–100.0%		$60,230,579

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2020.
(c)	Less than 0.05%

Schedule of Investments (continued)
The 3D Printing ETF

October 31, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$59,557,723	$–	$–	$59,557,723
Preferred Stock‡	79,568	–	–	79,568
Money Market Fund	600,364	–	–	600,364
Total	$60,237,655	$–	$–	$60,237,655

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.